CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenue	$ 20,325	$ 110,704	$ 309,920	$ 329,410
Cost of revenue	39,924	45,542	182,163	187,848
Gross margin	(19,599)	65,162	127,757	141,562
Operating expenses:
Selling, general and administrative	3,004,879	255,281	2,665,004	368,795
Research and development	1,486,082	522,198	2,578,860	1,011,498
Total operating expenses	4,490,961	777,479	5,243,864	1,380,293
Loss from operations	(4,510,560)	(712,317)	(5,116,107)	(1,238,731)
Other income:
Other income	51,725	18,340	80,275	524
Loss before income taxes	(4,458,835)	(693,977)	(8,529,263)	(2,067,907)
Income tax expense				(1,735)
Net loss	$ (4,458,835)	$ (693,977)	$ (8,529,263)	$ (2,069,642)
Net loss per share of common stock, basic	$ (0.28)	$ (0.25)	$ (2.46)	$ (2.68)
Net loss per share of common stock, diluted	$ (0.28)	$ (0.25)	$ (2.46)	$ (2.68)
Weighted-average shares of common stock outstanding, basic	16,064,920	2,725,467	3,461,565	772,351
Weighted-average shares of common stock outstanding, diluted	16,064,920	2,725,467	3,461,565	772,351
Comprehensive loss:
Foreign currency translation adjustments	$ (23,541)	$ 266	$ (4,291)	$ (609)
Total comprehensive loss	$ (4,482,376)	$ (693,711)	$ (8,533,554)	$ (2,070,251)